Consideration Consisted Cash Paid, Net of Cash Acquired (Parenthetical) (Detail)	1 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 22, 2011 Combat Training Solutions Inc [Member]	Jan. 01, 2010 Combat Training Solutions Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	712,771	133,584	133,584